Employee Benefit Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 2,669	$ 2,740	$ 2,494	$ 2,249
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	146	145	$ 141	$ 132
Fair Value, Inputs, Level 1 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	9
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	65	220
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	16	24
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	138	330
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	17	25
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	16	19
Fair Value, Inputs, Level 1 [Member] | Total [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	203	550
Fair Value, Inputs, Level 1 [Member] | Total [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	58	77
Fair Value, Inputs, Level 2 [Member] | Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	1
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	1
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	879	910
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	37	34
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	55	46
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	1
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	50	57
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	3
Fair Value, Inputs, Level 2 [Member] | Total [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	995	1,015
Fair Value, Inputs, Level 2 [Member] | Total [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	41	38
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Interest-Bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Interest-Bearing Cash [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	9	9
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	66	221
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	16	24
Fair Value, Inputs, Level 1, 2 and 3 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	139	331
Fair Value, Inputs, Level 1, 2 and 3 [Member] | International Equities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	17	25
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	879	910
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Corporate Bond Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	37	34
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	55	46
Fair Value, Inputs, Level 1, 2 and 3 [Member] | US Treasury Securities [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	1
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	50	57
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Other [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	18	22
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Total [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1,198	1,565
Fair Value, Inputs, Level 1, 2 and 3 [Member] | Total [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	99	115
NAV [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,471	1,175
NAV [Member] | OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 47	$ 30